SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund

Supplement dated October 1, 2012
to the Class A, Class I and Class G Shares Prospectuses dated January 31, 2012

This Supplement provides new and additional information beyond that contained in the Class A, Class I and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Wellington Management Company, LLP is hereby deleted.

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-810 (10/12)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund

Supplement dated October 1, 2012
to the Statement of Additional Information ("SAI") dated January 31, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Small Cap Fund are hereby deleted.

In addition, under the heading "Wellington Management" under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the Small Cap Fund are hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-811 (10/12)